1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

January 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Equity Series (the “Trust” or “Registrant”)
(File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 35 (“PEA 35”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 37 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 35 is being filed to register Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO RAE Fundamental Emerging Markets Fund, PIMCO RAE Fundamental Global Fund, PIMCO RAE Fundamental Global ex-US Fund, PIMCO RAE Fundamental International Fund, PIMCO RAE Fundamental US Fund and PIMCO RAE Fundamental US Small Fund, each a new series of the Trust. PEA 35 does not affect the currently effective prospectuses and Statement of Additional Information for other series and classes of the Trust’s shares not included herein.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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